COMPREHENSIVE LOSS (Schedule of Changes in Noncontrolling Interests) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in noncontrolling interests
Balance at beginning of period				$ 814,000
Comprehensive loss attributable to non-controlling interests	[1]			(9,000)
Non-controlling interests reduction from deconsolidation				$ 805,000
Balance at end of period

[1]	Comprehensive loss attributable to non-controlling interests consisted solely of net loss.